Concentrations of Credit Risk (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Wholesale/Retail Trade USD ($)	Mar. 31, 2012 Wholesale/Retail Trade INR	Mar. 31, 2011 Wholesale/Retail Trade INR	Mar. 31, 2012 Land transport USD ($)	Mar. 31, 2012 Land transport INR	Mar. 31, 2011 Land transport INR	Mar. 31, 2012 Automotive Manufacturers USD ($)	Mar. 31, 2012 Automotive Manufacturers INR	Mar. 31, 2011 Automotive Manufacturers INR	Mar. 31, 2012 Non-banking finance companies/Financial Intermediaries USD ($)	Mar. 31, 2012 Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2011 Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2012 Activities allied to agriculture USD ($)	Mar. 31, 2012 Activities allied to agriculture INR	Mar. 31, 2011 Activities allied to agriculture INR	Mar. 31, 2011 Banks and Financial Institutions INR	Mar. 31, 2012 Real Estate & Property Services USD ($)	Mar. 31, 2012 Real Estate & Property Services INR	Mar. 31, 2011 Real Estate & Property Services INR	Mar. 31, 2011 Iron and Steel INR	Mar. 31, 2012 Power USD ($)	Mar. 31, 2012 Power INR	Mar. 31, 2011 Power INR	Mar. 31, 2012 Food And Beverage USD ($)	Mar. 31, 2012 Food And Beverage INR	Mar. 31, 2011 Food And Beverage INR	Mar. 31, 2011 Fertilizers & Pesticides INR	Mar. 31, 2012 Others (none greater than 2%) USD ($)	Mar. 31, 2012 Others (none greater than 2%) INR	Mar. 31, 2011 Others (none greater than 2%) INR
Concentration Risk [Line Items]
Gross loans	$ 39,974.10	2,034,281.20	1,648,750.30		163,202.40	107,152.20		129,736.40	91,140.00		70,078.30	76,336.10		47,563.00	54,241.00		45,591.80	49,024.30	45,070.10		47,422.10	39,964.80	39,203.30		44,135.90	36,646.80		46,444.10	34,458.00	34,157.50		1,440,107.20	1,041,356.20
Fair Value Of Credit Substitutes		11,800.5	14,491.1		0	0		0	0		97.0	2,890.5		5,033.5	2,611.9		0	0	0		0	0	0		0	0		0	0	0		6,670.0	8,988.7
Total	$ 40,206.0	2,046,081.7	1,663,241.4	$ 3,207.0	163,202.4	107,152.2	$ 2,549.3	129,736.4	91,140.0	$ 1,379.0	70,175.3	79,226.6	$ 1,033.5	52,596.5	56,852.9	$ 895.9	45,591.8	49,024.3	45,070.1	$ 931.9	47,422.1	39,964.8	39,203.3	$ 867.3	44,135.9	36,646.8	$ 912.6	46,444.1	34,458.0	34,157.5	$ 28,429.5	1,446,777.2	1,050,344.9
%	100.00%	100.00%	100.00%	8.00%	8.00%	6.40%	6.30%	6.30%	5.50%	3.40%	3.40%	4.80%	2.60%	2.60%	3.30%	2.20%	2.20%	2.90%	2.70%	2.30%	2.30%	2.40%	2.40%	2.20%	2.20%	2.20%	2.30%	2.30%	2.10%	2.10%	70.70%	70.70%	63.20%